Net Income Per Common Share (Tables)	6 Months Ended
Jul. 02, 2011
Earnings Per Share [Abstract]
Elements of Earnings per Share Computations
The elements of the earnings per share computations were as follows (in millions, except per share amounts):

	13 Weeks Ended	13 Weeks Ended	27 Weeks Ended	26 Weeks Ended
	July 2, 2011	June 26, 2010	July 2, 2011	June 26, 2010
Net income	$65.1	$57.9	$120.9	$105.0
Less dividends declared:
To common shareholders	18.7	15.7	37.7	31.5
To participating security holders	—	0.1	—	0.2
Total undistributed earnings	$46.4	$42.1	$83.2	$73.3

Undistributed earnings to common shareholders	$46.4	$42.0	$83.2	$73.1
Undistributed earnings to participating security holders	—	0.1	—	0.2
Net income available to common shareholders for basic and diluted earnings per share	$65.1	$57.7	$120.9	$104.6

Weighted-average shares of common stock outstanding	61.7	62.6	62.0	62.5
Common equivalent shares:
Assumed exercise of dilutive options, restricted shares, restricted stock units and performance share units	1.4	1.3	1.3	1.4
Weighted-average common and common equivalent shares outstanding	63.1	63.9	63.3	63.9

Basic earnings per share	$1.05	$0.92	$1.95	$1.67

Diluted earnings per share	$1.03	$0.90	$1.91	$1.64

Shares excluded from the determination of potential common stock because inclusion would have been anti-dilutive	0.1	0.5	0.3	0.5